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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2006
                                                  --------------------------

Check here if Amendment [  ]; Amendment Number: _______
   This Amendment (Check only one.):     [   ] is a restatement.
                                         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Clarium Capital Management LLC
             ----------------------------------------
Address:     1 Letterman Drive, Building C, Suite 400
             ----------------------------------------
             San Francisco, CA 94129
             ----------------------------------------

             ----------------------------------------

Form 13F File Number: 28-11772

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:        Peter Thiel
             ----------------------------------------
Title:       President
             ----------------------------------------
Phone:       (415) 248-5140
             ----------------------------------------

Signature, Place, and Date of Signing:

/s/ Peter Thiel           San Francisco, California     February 13, 2007
------------------------  ---------------------------  -----------------------
      [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


        Form 13F File Number           Name

        28-11772                       Clarium Capital Management LLC
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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------------------

Form 13F Information Table Entry Total:    71
                                           ------------------------

Form 13F Information Table Value Total:    1,271,513
                                           ------------------------
                                                   (thousands)


List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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                           FORM 13F INFORMATION TABLE


        COLUMN 1               COLUMN 2          COLUMN 3      COLUMN 4                 COLUMN 5
--------------------------------------------------------------------------------------------------------------------
                                                                 VALUE        SHRS OF                  PUT/
     NAME OF ISSUER         TITLE OF CLASS        CUSIP        (x$1000)       PRN AMT      SH/PRN      CALL
--------------------------------------------------------------------------------------------------------------------

ALTRIA GROUP INC                COM              02209S103         5,149      60,000          SH
AMERADA HESS CORP               COM              42809H107           248       5,000          SH
AMERICAN INTL GROUP             COM               26874107           622       8,680          SH
ARMOR HOLDINGS INC              COM               42260109           307       5,600          SH
AUTOZONE INC                    COM               53332102         5,778      50,000          SH
BERKSHIRE HATHAWAY              CL B              84670207           367         100          SH
BIRCH MTN RESOURCES             COM              09066X109           368     147,300          SH
BOSTON PROPERTIES INC           COM              101121101           374       3,347          SH
BRIGHTPOINT INC                 COM              109473405           358      26,622          SH
BRONCO DRILLING CO              COM              112211107           722      42,000          SH
CAPITAL ONE FIN CORP            COM              14040H105           361       4,700          SH
CERADYNE INC                    COM              156710105           670      11,867          SH
CHENIERE ENERGY INC             COM              16411R208           722      25,000          SH
CHESAPEAKE ENERGY               COM              165167107           362      12,475          SH
CITIGROUP INC                   COM              172967101         2,440      43,809          SH
COMMSCOPE INC                   COM              203372107           362      11,871          SH
COUNTRYWIDE FIN CORP            COM              222372104           365       8,598          SH
DENBURY RESOURCES INC           COM              247916208           364      13,116          SH
DEVON ENERGY CORP               COM              25179M103           365       5,447          SH
DIAMOND OFFS DRILLING           COM              25271C102        21,143     264,487          SH
DOLLAR GENERAL CORP             COM              256669102         3,212     200,000          SH
DOLLAR TREE STORES INC          COM              256747106         2,162      71,840          SH
ENCANA CORP                     COM              292505104       370,545   8,064,091          SH
FEDEX CORP                      COM              31428X106           370       3,406          SH
FIDELITY NATIONAL FIN           CL A             31620R105           367      15,370          SH
GEN DYNAMICS CORP               COM              369550108         5,829      78,400          SH
GRANT PRIDECO INC               COM              38821G101        60,755   1,527,647          SH
HALLIBURTON CO                  COM              406216101         5,889     189,650          SH
HARVEST ENERGY TR               TRUST-UNITS      41752X101           387      17,240          SH
HEALTHSPRING INC                COM              42224N101         2,228     109,485          SH
HEARTLAND EXPRESS INC           COM              422347104           359      23,873          SH
INDIA FUND INC                  COM              454089103           459      10,000          SH
JAKKS PACIFIC INC               COM              47012E106           360      16,494          SH
LIMITED BRANDS INC              COM              532716107           363      12,548          SH
LOCKHEED MARTIN CORP            COM              539830109           627       6,815          SH
MCDONALD`S CORP                 COM              580135101         2,549      57,508          SH
MDC HOLDINGS INC                COM              552676108           369       6,461          SH
MERITAGE HOMES CORP             COM              59001A102           370       7,750          SH
NEW CENTURY FIN CORP            COM              6435EV108           361      11,414          SH
NEW FRONTIER MEDIA INC          COM              644398109           251      26,070          SH
NEXEN INC                       COM              65334H102       176,134   3,202,430          SH
NORTHROP GRUMMAN CO             COM              666807102           619       9,145          SH
OCCIDENTAL PETROLEUM            COM              674599105           619      12,675          SH
OIL SERVICE HOLDRS TR           DEPOSIT RCPT     678002106       459,920   3,293,139          SH
ORACLE CORP                     COM              68389X105           626      36,550          SH
OWENS CORNING INC               COM              690742101           633      21,185          SH
PATTERSON-UTI ENERGY            COM              703481101           359      15,467          SH
PEMCO AVIATION GROUP            COM              706444106         3,223     413,760          SH
PLAINS EXPL AND PROD            COM              726505100           365       7,683          SH
PORTFOLIO RECOV ASSOC           COM              73640Q105           366       7,839          SH
RUBY TUESDAY INC                COM              781182100           362      13,191          SH
SELECT SECTOR SPDR TR           SBI CONS         81369Y308         9,818     375,000          SH
                                STPLS
SCHLUMBERGER LTD                COM              806857108        55,385     876,894          SH
SEI INVESTMENTS CO              COM              784117103           366       6,140          SH
SIERRA HEALTH SERVICES          COM              826322109           364      10,089          SH
STEEL DYNAMICS INC              COM              858119100           361      11,114          SH
THE MEN`S WEARHOUSE             COM              587118100           369       9,634          SH
THE WALT DISNEY CO              COM              254687106         4,344     126,763          SH
THOR INDUSTRIES INC             COM              885160101           365       8,299          SH
TOLL BROTHERS INC               COM              889478103           367      11,386          SH
TRADESTATION GROUP              COM              89267P105           362      26,298          SH
UNIVERSAL HEALTH SERVICES-B     CL B             913903100           369       6,654          SH
US AIRWAYS GROUP INC            COM              90341W108           431       8,000          SH
USANA HEALTH SCIENCES           COM              90328M107           362       7,011          SH
VALERO ENERGY CORP              COM              91913Y100         1,023      20,000          SH
VENOCO INC                      COM              92275P307           211      12,000          SH
WAL-MART STORES INC             COM              931142103         1,249      27,050          SH
WEATHERFORD INTL LTD            COM              G95089101        52,194   1,248,953          SH
W-H ENERGY SERVICES             COM              92925E108           366       7,514          SH
WR BERKLEY CORP                 COM               84423102           363      10,522          SH
XTO ENERGY INC                  COM              98385X106           360       7,648          SH




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        COLUMN 1                  COLUMN 6          COLUMN 7                 COLUMN 8
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                                 INVESTMENT         OTHER              VOTING AUTHORITY
    NAME OF ISSUER               DISCRETION         MANAGERS         SOLE   SHARED    NONE
-------------------------------------------------------------------------------------------------------------------

ALTRIA GROUP INC                SOLE                               60,000      0         0
AMERADA HESS CORP               SOLE                                5,000      0         0
AMERICAN INTL GROUP             SOLE                                8,680      0         0
ARMOR HOLDINGS INC              SOLE                                5,600      0         0
AUTOZONE INC                    SOLE                               50,000      0         0
BERKSHIRE HATHAWAY              SOLE                                  100      0         0
BIRCH MTN RESOURCES             SOLE                              147,300      0         0
BOSTON PROPERTIES INC           SOLE                                3,347      0         0
BRIGHTPOINT INC                 SOLE                               26,622      0         0
BRONCO DRILLING CO              SOLE                               42,000      0         0
CAPITAL ONE FIN CORP            SOLE                                4,700      0         0
CERADYNE INC                    SOLE                               11,867      0         0
CHENIERE ENERGY INC             SOLE                               25,000      0         0
CHESAPEAKE ENERGY               SOLE                               12,475      0         0
CITIGROUP INC                   SOLE                               43,809      0         0
COMMSCOPE INC                   SOLE                               11,871      0         0
COUNTRYWIDE FIN CORP            SOLE                                8,598      0         0
DENBURY RESOURCES INC           SOLE                               13,116      0         0
DEVON ENERGY CORP               SOLE                                5,447      0         0
DIAMOND OFFS DRILLING           SOLE                              256,922      0     7,565
DOLLAR GENERAL CORP             SOLE                              200,000      0         0
DOLLAR TREE STORES INC          SOLE                               71,840      0         0
ENCANA CORP                     SOLE                            7,834,017      0   230,074
FEDEX CORP                      SOLE                                3,406      0         0
FIDELITY NATIONAL FIN           SOLE                               15,370      0         0
GEN DYNAMICS CORP               SOLE                               78,400      0         0
GRANT PRIDECO INC               SOLE                            1,488,675      0    38,972
HALLIBURTON CO                  SOLE                              189,650      0         0
HARVEST ENERGY TR               SOLE                               17,240      0         0
HEALTHSPRING INC                SOLE                              109,485      0         0
HEARTLAND EXPRESS INC           SOLE                               23,873      0         0
INDIA FUND INC                  SOLE                               10,000      0         0
JAKKS PACIFIC INC               SOLE                               16,494      0         0
LIMITED BRANDS INC              SOLE                               12,548      0         0
LOCKHEED MARTIN CORP            SOLE                                6,815      0         0
MCDONALD`S CORP                 SOLE                               57,508      0         0
MDC HOLDINGS INC                SOLE                                6,461      0         0
MERITAGE HOMES CORP             SOLE                                7,750      0         0
NEW CENTURY FIN CORP            SOLE                               11,414      0         0
NEW FRONTIER MEDIA INC          SOLE                               26,070      0         0
NEXEN INC                       SOLE                            3,107,850      0    94,580
NORTHROP GRUMMAN CO             SOLE                                9,145      0         0
OCCIDENTAL PETROLEUM            SOLE                               12,675      0         0
OIL SERVICE HOLDRS TR           SOLE                            3,199,236      0    93,903
ORACLE CORP                     SOLE                               36,550      0         0
OWENS CORNING INC               SOLE                               21,185      0         0
PATTERSON-UTI ENERGY            SOLE                               15,467      0         0
PEMCO AVIATION GROUP            SOLE                              413,760      0         0
PLAINS EXPL AND PROD            SOLE                                7,683      0         0
PORTFOLIO RECOV ASSOC           SOLE                                7,839      0         0
RUBY TUESDAY INC                SOLE                               13,191      0         0
SELECT SECTOR SPDR TR           SOLE                              375,000      0         0
SCHLUMBERGER LTD                SOLE                              851,813      0    25,081
SEI INVESTMENTS CO              SOLE                                6,140      0         0
SIERRA HEALTH SERVICES          SOLE                               10,089      0         0
STEEL DYNAMICS INC              SOLE                               11,114      0         0
THE MEN`S WEARHOUSE             SOLE                                9,634      0         0
THE WALT DISNEY CO              SOLE                              126,763      0         0
THOR INDUSTRIES INC             SOLE                                8,299      0         0
TOLL BROTHERS INC               SOLE                               11,386      0         0
TRADESTATION GROUP              SOLE                               26,298      0         0
UNIVERSAL HEALTH SERVICES-B     SOLE                                6,654      0         0
US AIRWAYS GROUP INC            SOLE                                8,000      0         0
USANA HEALTH SCIENCES           SOLE                                7,011      0         0
VALERO ENERGY CORP              SOLE                               20,000      0         0
VENOCO INC                      SOLE                               12,000      0         0
WAL-MART STORES INC             SOLE                               27,050      0         0
WEATHERFORD INTL LTD            SOLE                            1,213,231      0    35,722
W-H ENERGY SERVICES             SOLE                                7,514      0         0
WR BERKLEY CORP                 SOLE                               10,522      0         0
XTO ENERGY INC                  SOLE                                7,648      0         0




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